UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2005

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas     August 12, 2005
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $831,189 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----
AMR CORP                      COM               001765106   7,696        635,500   SH        DEFINED    1, 2     635,500
AMR CORP                      NOTE 4.250% 9/2   001765BA3  44,956     52,850,000  PRN        DEFINED    1, 2  52,850,000
AMR CORP                      NOTE 4.500% 2/1   001765BB1  28,580     38,000,000  PRN        DEFINED    1, 2  38,000,000
AMERICAN TOWER CORP           NOTE 5.000% 2/1   029912AF9  28,639     29,075,000  PRN        DEFINED    1, 2  29,075,000
AMERICAN TOWER CORP           NOTE 3.250% 8/0   029912AK8  33,203     18,500,000  PRN        DEFINED    1, 2  18,500,000
AMGEN INC                     NOTE 3/0          031162AE0  30,972     42,500,000  PRN        DEFINED    1, 2  42,500,000
AMKOR TECHNOLOGY INC          COM               031652100  19,388      4,280,000   SH        DEFINED    1, 2   4,280,000
BEST BUY INC                  SDCV 2.250% 1/1   086516AF8  40,561     36,500,000  PRN        DEFINED    1, 2  36,500,000
CALPINE CORP                  COM               131347106  52,471     15,432,500   SH        DEFINED    1, 2  15,432,500
CENTILLIUM COMMUNICATIONS IN  COM               152319109   2,992      1,378,861   SH        DEFINED    1, 2   1,378,861
CENVEO INC                    COM               15670S105   6,651        879,700   SH        DEFINED    1, 2     879,700
CHESAPEAKE ENERGY CORP        COM               165167107     967         42,400   SH        DEFINED    1, 2      42,400
COMSYS IT PARTNERS INC        COM               20581E104  15,790        925,569   SH        DEFINED    1, 2     925,569
CONEXANT SYSTEMS INC          COM               207142100   4,025      2,500,000   SH        DEFINED    1, 2   2,500,000
CONSECO INC                   COM NEW           208464883     546         25,000   SH        DEFINED    1, 2      25,000
DELTA AIR LINES INC DEL       COM               247361108   1,880        500,000   SH        DEFINED    1, 2     500,000
DELTA AIR LINES INC DEL       NOTE 8.000% 6/0   247361YP7   7,381     21,000,000  PRN        DEFINED    1, 2  21,000,000
EXIDE TECHNOLOGIES            *W EXP 99/99/999  302051123       7         14,703   SH        DEFINED    1, 2      14,703
GENERAL MTRS CORP             DEB SR CV C 33    370442717 109,772      5,207,400  PRN        DEFINED    1, 2   5,207,400
GENERAL MTRS CORP             DEB SR CONV B     370442733   9,476        510,000  PRN        DEFINED    1, 2     510,000
HAYES LEMMERZ INTL INC        COM NEW           420781304  24,057      3,378,758   SH        DEFINED    1, 2   3,378,758
HEALTH MGMT ASSOC INC NEW     NOTE 1/2          421933AG7  27,357     30,000,000  PRN        DEFINED    1, 2  30,000,000
ITC DELTACOM INC              COM NEW           45031T401   1,043      1,227,386   SH        DEFINED    1, 2   1,227,386
JETBLUE AWYS CORP             COM               477143101   1,921         94,000   SH        DEFINED    1, 2      94,000
LEVEL 3 COMMUNICATIONS INC    COM               52729N100   4,743      2,336,500   SH        DEFINED    1, 2   2,336,500
METHANEX CORP                 COM               59151K108     659         40,000   SH        DEFINED    1, 2      40,000
MOLEX INC                     CL A              608554200   1,174         50,000   SH        DEFINED    1, 2      50,000
NATIONAL R V HLDGS INC        COM               637277104   2,796        349,900   SH        DEFINED    1, 2     349,900
NORTHWEST AIRLS CORP          CL A              667280101   1,433        314,275   SH        DEFINED    1, 2     314,275
OMNICOM GROUP INC             NOTE 7/3          681919AM8  29,925     30,000,000  PRN        DEFINED    1, 2  30,000,000
RES-CARE INC                  COM               760943100  15,473      1,141,074   SH        DEFINED    1, 2   1,141,074
ROYAL CARIBBEAN CRUISES LTD   NOTE 2/0          780153AK8 145,735    255,500,000  PRN        DEFINED    1, 2 255,500,000
ROYAL CARIBBEAN CRUISES LTD   NOTE 5/1          780153AM4  78,184    103,200,000  PRN        DEFINED    1, 2 103,200,000
SUPERVALU INC                 NOTE 11/0         868536AP8   1,263      3,750,000  PRN        DEFINED    1, 2   3,750,000
TESORO CORP                   COM               881609101     977         21,000   SH        DEFINED    1, 2      21,000
UNIVERSAL HLTH SVCS INC       DBCV 0.426% 6/2   913903AL4  47,546     67,700,000  PRN        DEFINED    1, 2  67,700,000
WILLIAMS COS INC DEL          COM               969457100     950         50,000   SH        DEFINED    1, 2      50,000